S000074771 [Member] Investment Objectives and Goals - DoubleLine Shiller CAPE U.S. Equities ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return which exceeds the total return of the S&P 500® Index.